Borrowings and Debentures - Short-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 142,998	₩ 12,998
4.60% Short Term Borrowings From BNK Securities Co LTD [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.60%
Short-term borrowings	₩ 100,000	0
Maturity	Jan. 20, 2023
6.62% Short Term Borrowings From KEB Hana Bank [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.62%
Short-term borrowings	₩ 30,000	0
Maturity	Oct. 31, 2023
6.30% Short Term Borrowings From Hana Financial Investment Co LTD [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.30%
Short-term borrowings	₩ 4,642	4,642
Maturity	May. 29, 2023
6.30% Short Term Borrowings From DB Financial Investment Co LTD [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.30%
Short-term borrowings	₩ 2,785	2,785
Maturity	May. 29, 2023
6.20% Short Term Borrowings From Shinhan Financial Investment Co LTD [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.20%
Short-term borrowings	₩ 5,571	₩ 5,571
Maturity	Feb. 20, 2023